Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2015
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Financial Instruments and Risk Management
Financial Instruments and Risk Management
We operate globally, with manufacturing and distribution facilities in various countries around the world. We may reduce our exposure to fluctuations in the fair value and cash flows associated with changes in interest rates and foreign exchange rates by creating offsetting positions, including through the use of derivative financial instruments. If we use foreign currency-rate sensitive and interest-rate sensitive instruments to hedge a certain portion of our existing and forecasted transactions, we would expect that any gain or loss in value of the hedge instruments generally would be offset by decreases or increases in the value of the underlying forecasted transactions. As of December 31, 2015, we do not have any interest-rate swap agreements.
We do not enter into derivative financial instruments for trading or speculative purposes, nor are we a party to leveraged derivatives. The master agreements governing our derivative contracts generally contain standard provisions that could trigger early termination of the contracts in certain circumstances, including if we were to merge with another entity and the creditworthiness of the surviving entity were to be "materially weaker" than that of Avon prior to the merger.
Derivatives are recognized on the Consolidated Balance Sheets at their fair values. The following table presents the fair value of derivative instruments outstanding at December 31, 2015:

	Asset		Liability
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Derivatives not designated as hedges:
Foreign exchange forward contracts	Prepaid expenses and other	$1.2	Accounts payable	$1.1
Total derivatives not designated as hedges		$1.2		$1.1
Total derivatives		$1.2		$1.1

The following table presents the fair value of derivative instruments outstanding at December 31, 2014:

	Asset		Liability
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Derivatives not designated as hedges:
Foreign exchange forward contracts	Prepaid expenses and other	$.6	Accounts payable	$4.9
Total derivatives not designated as hedges		$.6		$4.9
Total derivatives		$.6		$4.9

Interest Rate Risk
A portion of our borrowings is subject to interest rate risk. In the past we have used interest-rate swap agreements, which effectively converted the fixed rate on long-term debt to a floating interest rate, to manage our interest rate exposure. The agreements were designated as fair value hedges. As of December 31, 2015 and 2014, all designated interest-rate swap agreements have been terminated either in conjunction with repayment of the associated debt or in the January 2013 and March 2012 transactions described below. Approximately 2% and approximately 5% of our debt portfolio at December 31, 2015 and 2014, respectively, was exposed to floating interest rates.
In January 2013, we terminated eight of our interest-rate swap agreements previously designated as fair value hedges, with notional amounts totaling $1,000. As of the interest-rate swap agreements’ termination date, the aggregate favorable adjustment to the carrying value (deferred gain) of our debt was $90.4, which is being amortized as a reduction to interest expense over the remaining term of the underlying debt obligations. We incurred termination fees of $2.3 which were recorded in other expense, net in the Consolidated Statements of Operations. For the years ended December 31, 2015 and December 31, 2014, the net impact of the gain amortization was $14.6 and $14.4, respectively. The interest-rate swap agreements were terminated in order to improve our capital structure, including increasing our ratio of fixed-rate debt. At December 31, 2015, the unamortized deferred gain associated with the January 2013 interest-rate swap termination was $35.4, and was classified within long-term debt in the Consolidated Balance Sheets.
In March 2012, we terminated two of our interest-rate swap agreements previously designated as fair value hedges, with notional amounts totaling $350. As of the interest-rate swap agreements’ termination date, the aggregate favorable adjustment to the carrying value (deferred gain) of our debt was $46.1, which is being amortized as a reduction to interest expense over the remaining term of the underlying debt obligations through March 2019. We incurred termination fees of $2.5 which were recorded in other expense, net in the Consolidated Statements of Operations. For the years ended December 31, 2015 and 2014, the net impact of the gain amortization was $6.6 and $6.3, respectively. The interest-rate swap agreements were terminated in order to increase our ratio of fixed-rate debt. At December 31, 2015, the unamortized deferred gain associated with the March 2012 interest-rate swap termination was $22.8, and was classified within long-term debt in the Consolidated Balance Sheets.
At times, we may de-designate the hedging relationship of a receive-fixed/pay-variable interest-rate swap agreement. In these cases, we enter into receive-variable/pay fixed interest-rate swap agreements that are designated to offset the gain or loss on the de-designated contract. At December 31, 2015 and 2014, we do not have undesignated interest-rate swap agreements.
During 2007, we entered into treasury lock agreements (the "2007 locks") with notional amounts totaling $500.0 that expired on July 31, 2008. The 2007 locks were designated as cash flow hedges of the anticipated interest payments on $250.0 principal amount of notes due in 2013 and $250.0 principal amount of the 2018 Notes. The losses on the 2007 locks of $38.0 were recorded in AOCI. $19.2 of the losses were amortized to interest expense in the Consolidated Statements of Operations over five years and $18.8 are being amortized over ten years.
As of December 31, 2015, we expect to reclassify $1.9, net of taxes, of net losses on derivative instruments designated as cash flow hedges from AOCI to earnings during the next twelve months.
For the years ended December 31, 2015 and 2014, treasury lock agreements impacted AOCI as follows:

	2015	2014
Pre-tax net unamortized losses at beginning of year(1)	$(5.9)	$(7.8)
Reclassification of net losses to earnings	1.9	1.9
Pre-tax net unamortized losses at end of year(1)	$(4.0)	$(5.9)

(1) Amounts above exclude taxes of $2.7 for each period presented, which will be recognized in earnings at the end of the ten-year amortization period.
Foreign Currency Risk
We use foreign exchange forward contracts to manage a portion of our foreign currency exchange rate exposures. At December 31, 2015, we had outstanding foreign exchange forward contracts with notional amounts totaling approximately $127.9 for various currencies.
We use foreign exchange forward contracts to manage foreign currency exposure of certain intercompany loans. These contracts are not designated as hedges. The change in fair value of these contracts is immediately recognized in earnings and substantially offsets the foreign currency impact recognized in earnings relating to the associated intercompany loans. During 2015 and 2014, we recorded losses of $2.7 and $14.9, respectively, in other expense, net in the Consolidated Statements of Operations related to these undesignated foreign exchange forward contracts. Also during 2015 and 2014, we recorded a loss of $2.5 and a gain of $16.6, respectively, related to the intercompany loans, caused by changes in foreign currency exchange rates.
Credit Risk of Financial Instruments
At times, we attempt to minimize our credit exposure to counterparties by entering into derivative transactions and similar agreements with major international financial institutions with "A" or higher credit ratings as issued by Standard & Poor’s Corporation. Our foreign currency derivatives are typically comprised of over-the-counter forward contracts, swaps or options with major international financial institutions. Although our theoretical credit risk is the replacement cost at the then estimated fair value of these instruments, we believe that the risk of incurring credit risk losses is remote and that such losses, if any, would not be material.
Non-performance of the counterparties on the balance of all the foreign exchange agreements would have resulted in a write-off of $1.2 at December 31, 2015. In addition, in the event of non-performance by such counterparties, we would be exposed to market risk on the underlying items being hedged as a result of changes in foreign exchange rates.